Taxes (Details) - Schedule of the changes in valuation allowance for deferred tax assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of the changes in valuation allowance for deferred tax assets [Abstract]
Beginning balance	$ 2,512,557	$ 1,772,097
Additions	594,268	786,404
Reversals	(681,568)
Exchange difference	(241,101)	(45,944)
Ending balance	$ 2,184,156	$ 2,512,557